Property and Equipment	7 Months Ended
Aug. 07, 2023
Boa Vista Servicos S A [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and Equipment
11	Property and equipmen t
Changes in property and equipment are as follows:

	Leasehold	Machinery and		Furniture	IT	Right-of-use	Total property
	improvements	equipment	Facilities	and fixtures	equipment	of real estate	and equipment
Cost
At January 1, 2022	5,556	822	557	1,434	17,449	24,051	49,869
Additions	—	381	—	5	75	832	1,293
Transfers to assets held for sale	(449)	(12)	(148)	(409)	(1,286)	(993)	(3,297)
Disposals	(830)	(3)	(2)	(54)	(370)	(3,721)	(4,980)

At December 31, 2022	4,277	1,188	407	976	15,868	20,169	42,885

Additions	—	79	—	5	5,329	—	5,413
Disposals	—	—	(19)	(65)	(5,764)	—	(5,848)

At August 7, 2023	4,277	1,267	388	916	15,433	20,169	42,450

Depreciation
At January1, 2022	(2,156)	(447)	(225)	(712)	(8,234)	(10,993)	(22,767)
Depreciation	(702)	(66)	(52)	(141)	(3,031)	(3,126)	(7,118)
Transfers to assets held for sale	358	—	40	162	429	890	1,879

At December 31, 2022	(2,500)	(513)	(237)	(691)	(10,836)	(13,229)	(28,006)

Depreciation	(281)	(66)	(5)	(61)	(1,562)	(1,338)	(3,314)
Disposals	—	—	19	48	4,291	—	4,358

At August 7, 2023	(2,781)	(579)	(223)	(704)	(8,107)	(14,567)	(26,962)

Carrying amounts

At December 31, 2022	1,777	675	170	285	5,032	6,940	14,879

At August 7, 2023	1,496	688	165	212	7,326	5,602	15,488